Consolidated Statement of Changes in Equity - USD ($) $ in Thousands		Total		Share capital	Share premium	Translation reserve	Hedging reserve	Treasury shares	Retained earnings
Beginning balance at Dec. 31, 2018	[1]	$ 2,260,523		$ 239,148	$ 1,702,549	$ 411	$ (2,698)	$ (14,651)	$ 335,764
Profit/(loss) for the period		112,230	[2]						112,230
Total other comprehensive income		(3,940)				(112)	(1,885)		(1,943)
Total comprehensive income (expense) for the period		108,290				(112)	(1,885)		110,287
Transactions with owners of the company
Dividends to equity holders (Note 14)		(25,993)							(25,993)
Treasury shares acquired (Note 14)		(30,965)						(30,965)
Total transactions with owners		(56,958)		0	0			(30,965)	(25,993)
Ending balance at Dec. 31, 2019		2,311,855		239,148	1,702,549	299	(4,583)	(45,616)	420,058
Profit/(loss) for the period		473,238	[2]						473,238
Total other comprehensive income		(2,336)				636	(2,873)		(99)
Total comprehensive income (expense) for the period		470,902				636	(2,873)		473,139
Transactions with owners of the company
Dividends to equity holders (Note 14)		(352,483)							(352,483)
Treasury shares acquired (Note 14)		(118,488)						(118,488)
Total transactions with owners		(470,971)						(118,488)	(352,483)
Ending balance at Dec. 31, 2020		2,311,786		239,148	1,702,549	935	(7,456)	(164,104)	540,714
Profit/(loss) for the period		(338,777)							(338,777)
Total other comprehensive income		11,774				(482)	9,852		2,404
Total comprehensive income (expense) for the period		(327,003)				(482)	9,852		(336,373)
Transactions with owners of the company
Dividends to equity holders (Note 14)		(24,201)							(24,201)
Total transactions with owners		(24,201)						0	(24,201)
Ending balance at Dec. 31, 2021		$ 1,960,582		$ 239,148	$ 1,702,549	$ 453	$ 2,396	$ (164,104)	$ 180,140

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.
[2]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised. Please refer to Note 1.6 for further details.